Regulation and Rates (Q1) (Details) - USD ($)	1 Months Ended	3 Months Ended
	Jun. 30, 2014	Mar. 31, 2020	Dec. 31, 2019	Nov. 07, 2019	Jul. 31, 2019	Jul. 10, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Regulation and Rates [Line Items]
Refund due to customers		$ 29,735,000	$ 38,903,000					$ 35,842,000
Cleco Power
Regulation and Rates [Line Items]
Estimated refund for the tax-related benefits from the TCJA		19,700,000	28,700,000
Refund due to customers		28,921,000	38,241,000		$ 79,200,000	$ 79,200,000		$ 35,842,000
Accrual for related interest		1,600,000	2,400,000
Accrual for net capital refund for capital expenditures paid for by third parties			4,700,000
Cleco Power | FERC
Regulation and Rates [Line Items]
Refund due to customers		3,500,000	3,500,000	$ 3,500,000
Cleco Power | LPSC | Merger Commitments, cost savings
Regulation and Rates [Line Items]
Accrual for net capital refund for capital expenditures paid for by third parties		6,100,000
Cleco Power | 2019 FRP Monitoring Report [Member] | Merger Commitments, cost savings
Regulation and Rates [Line Items]
Refund due to customers		2,200,000					$ 1,200,000
Cleco Power | 2017 FRP Monitoring report [Member] | Merger Commitments, cost savings
Regulation and Rates [Line Items]
Refund due to customers			1,900,000
Cleco Power | 2017 FRP Monitoring report [Member] | LPSC
Regulation and Rates [Line Items]
Refund due to customers										$ 0
Cleco Power | Transmission return on equity [Member] | FERC
Regulation and Rates [Line Items]
Refund due to customers		$ 1,000,000	$ 1,000,000
Cleco Power | FRP [Member] | LPSC
Regulation and Rates [Line Items]
Target ROE allowed by FRP	10.00%	10.00%
Percentage of retail earnings within range to be returned to customers (in hundredths)	60.00%	60.00%
ROE for customer credit, low range	10.90%	10.90%
ROE for customer credit, high range	11.75%	11.75%
Cleco Power | FRP [Member] | LPSC | Maximum
Regulation and Rates [Line Items]
Target ROE allowed by FRP	10.90%	10.90%
Cleco Power | 2018 FRP Monitoring Report | LPSC
Regulation and Rates [Line Items]
Refund due to customers									$ 2,300,000
Cleco Power | 2017 FRP Monitoring Report, Cost of Service Savings | LPSC
Regulation and Rates [Line Items]
Refund due to customers										$ 1,200,000